Income Taxes - 2014 Tax Reform (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Less: Current portion		$ 4,457,904	$ 7,680,800
Non-current portion			104,825
2014 Tax Reform
Income Taxes
Aggregate additional income tax liability for the elimination of the tax consolidation regime	$ 6,813,595
Benefit from tax loss carry forwards of Mexican companies in the Group	$ 7,936,044
Tax losses of subsidiaries, net		183,256	771,873
Less: Current portion		$ 183,256	667,048
Non-current portion			$ 104,825